Consolidated statement of other comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year		R 33,796	R 30,622	R 433
Other comprehensive income, net of tax		4,635	(2,006)	(466)
Foreign currency translation	[1]	3,807	(2,227)	(595)
Fair value adjustment on other investments	[2]	828	221	129
Total comprehensive income		38,431	28,616	(33)
Attributable to:
Owners of Sibanye-Stillwater		37,698	27,287	(403)
Non-controlling interests		R 733	R 1,329	R 370

[1]	These gains and losses will be reclassified to profit or loss in accordance with the accounting policy in note 1.4
[2]	These gains and losses relate to other investments and will never be reclassified to profit or loss